Long-Term Investments - Additional Information (Detail)	12 Months Ended						1 Months Ended		3 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Yunfeng E Commerce Funds CNY	Feb. 28, 2014 Yunfeng E Commerce Funds Subsequent Event USD ($)	Feb. 28, 2014 Yunfeng E Commerce Funds Subsequent Event CNY	Mar. 31, 2014 Yunfeng E Commerce Funds Subsequent Event USD ($)	Mar. 31, 2014 Yunfeng E Commerce Funds Subsequent Event CNY
Investment [Line Items]
Net proceed from sale of investment				20,805,359			$ 199,100,000	1,205,291,670
Gain on sale of investment									147,113,541	890,581,243
Unrealized gain through other comprehensive income	$ (266,736)	(1,614,739)	$ 11,420,418	69,135,783	(15,997,558)	69,135,783